Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies
Use of Estimates
Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires the Company's management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued as additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated up to the date of issuance of these financial statements.

Unaudited Pro Forma Presentation

Unaudited Pro Forma Presentation — Upon the listing of the Company's common stock on a public exchange, all outstanding shares of the Company's series B convertible preferred stock, series B-2 convertible preferred stock, series A-1 convertible preferred stock, series A-2 convertible preferred stock, series A-3 convertible preferred stock, series A-4 convertible preferred stock, series A-5 convertible preferred stock and series A-6 convertible preferred stock (collectively "Preferred Stock") will automatically convert into shares of common stock. The series B-2 convertible preferred stock will convert into shares of common stock on a ten-for-one basis, which is dependent upon the initial public offering price in the contemplated offering being equal to or greater than $14.004 per share. If the initial public offering is less than $14.004 per share, then the number of shares issued upon conversion of the series B-2 convertible preferred will increase. In addition, all accrued dividends accumulated as of the date of listing will be issued to holders of the Company's Preferred Stock. On February 19, 2014, the Company's board of directors authorized management of the Company to file a registration statement with the Securities and Exchange Commission permitting the Company to sell shares of its common stock (the "Common Stock") to the public. The unaudited pro forma balance sheet as of December 31, 2013 reflects: (1) the issuance and sale of 448,060 shares of Series B-2 convertible preferred stock for net proceeds of $27.4 million in February and March of 2014; (2) the declaration and issuance of a stock dividend of 29 shares of series A-6 convertible preferred stock ("Series A-6"), for each share of the outstanding series A-5 convertible preferred stock ("Series A-5"), all of which are held by Nordic Bioscience Clinical Development VII A/S ("Nordic") for a total of 186,847 shares of Series A-6, in full satisfaction of all stock dividends payable in 2014 under the terms of the Stock Issuance Agreement in relation to Work Statement NB-1 and Work Statement NB-3 under the Services Agreement, excluding any Performance Incentive Payments payable in stock (see notes 13 and 19 for additional information); (3) the conversion of all of the Company's Preferred Stock into shares of common stock, including the subsequently issued shares of Series B-2; and (4) the issuance of 2,268,185 shares of common stock in satisfaction of the accrued accumulated dividends outstanding as of December 31, 2013 on shares of the Company's series B convertible preferred stock, series A-1 convertible preferred stock, series A-2 convertible preferred stock and series A-3 convertible preferred stock. As a result of issuing the stock dividend to Nordic, as noted above, for shares that would have been earned in 2014 for services rendered and payable in stock, the Nordic stock liability reflected in accrued expenses and other current liabilities in the balance sheet as of December 31, 2013 was reduced to zero and a portion of the services expected to be rendered by Nordic in 2014 were prepaid. The pro forma prepayment is reflected in prepaid expenses and other current assets in the pro forma balance sheet as of December 31, 2013.

Unaudited pro forma basic and diluted net loss per share is computed using the weighted-average number of common shares outstanding after giving effect to the pro forma effect of the conversion of all Preferred Stock and accumulated dividends during the year ended December 31, 2013 into shares of the Company's common stock as if these conversions occurred at the beginning of the period, or their original issuance date, if later. Unaudited pro forma basic and diluted earnings, calculated using the if-converted method, excludes accretion of preferred stock and earnings attributable to participating preferred holders. The conversion of the Company's convertible preferred stock and issuance of accrued accumulated dividends upon the listing of the Company's common stock will have the effect of significantly reducing its loss per share, resulting in a lack of comparability in the per share amounts for historical periods.

Reverse Stock Split
Reverse Stock Split — On April x, 2014, the Company filed a Certificate of Amendment to the Company's Certificate of Incorporation to effect a one-for-2.28 reverse stock split of all outstanding shares of common stock with the Secretary of State of the State of Delaware. The Amendment did not change the number of authorized shares, or the par value, of the Company's common stock. The Amendment provides that every 2.28 shares of the Company's issued and outstanding common stock were automatically combined into one issued and outstanding share of the Company's common stock. All shares and per share amounts in the consolidated financial statements and accompanying notes have been retroactively adjusted to give effect to the reverse stock split.

Cash Equivalents
Cash Equivalents — The Company considers all highly liquid investment instruments with an original maturity when purchased of three months or less to be cash equivalents. Cash equivalents at December 31, 2013 and December 31, 2012 are primarily comprised of money market funds.

Marketable Securities
Marketable Securities — All investment instruments with an original maturity date, when purchased, in excess of three months have been classified as current marketable securities. These marketable securities are classified as available-for-sale and are carried at fair value. Unrealized gains and losses, if any, are included within other comprehensive (loss) income within stockholders' deficit. The amortized cost of debt securities in this category is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in interest income. Realized gains and losses on available-for-sale securities are included in interest income. The cost of securities sold is based on the specific identification method. The Company periodically reviews the portfolio of securities to determine whether an other-than-temporary impairment has occurred. No such losses have occurred to date. There were no realized gains or losses on the sale of securities for the years ended December 31, 2013 and 2012.

Fair Value Measurements

Fair Value Measurements — The Company determines the fair market values of its financial instruments based on the fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The following are three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Concentrations of Credit Risk and Off-Balance-Sheet Risk
Concentrations of Credit Risk and Off-Balance-Sheet Risk — Financial instruments that potentially subject the Company to credit risk primarily consist of cash and cash equivalents and available-for-sale marketable securities. The Company mitigates its risk with respect to cash and cash equivalents and marketable securities by maintaining its deposits and investments at high-quality financial institutions. The Company invests any excess cash in money market funds and other securities, and the management of these investments is not discretionary on the part of the financial institution. The Company's credit exposure on its marketable securities is limited by its diversification among United States government and agency debt securities. The Company has no significant off-balance-sheet risks such as foreign exchange contracts, option contracts, or other hedging arrangements.

Property and Equipment	Property and Equipment — Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets.
Research and Development Costs

Research and Development Costs — The Company accounts for research and development costs by expensing such costs to operations as incurred. Research and development costs primarily consist of clinical testing costs, including payments in cash and stock made to contracted research organizations, personnel costs, outsourced research activities, laboratory supplies, and license fees.

Nonrefundable advance payments for goods or services to be received in the future for use in research and development activities are deferred and capitalized. The capitalized amounts are expensed as the related goods are delivered or the services are performed.

Licensing Agreements	Licensing Agreements — Costs associated with licenses of technology are expensed as incurred, and are included in research and development expenses.
Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The Company evaluates long-lived assets for potential impairment when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on the undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends, and product development cycles. Impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows derived from the asset are less than its carrying value.

An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows. No impairment charges have been recognized since the Company's inception.

Segment Information
Segment Information — Operating segments are defined as components of an enterprise engaged in business activities for which discrete financial information is available and regularly reviewed by the chief decision maker in determining how to allocate resources and in assessing performance. The Company views its operations and manages its business as one operating segment and operates in one geographic area.

Income Taxes

Income Taxes — The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis, as well as operating loss and tax credit carry forwards. The Company measures deferred tax assets and liabilities using enacted tax rates expected to apply to taxable income in the years in which those temporary differences and carryforwards are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect on deferred tax assets and liabilities as a result of a change in tax rates is recognized as income in the period that includes the enactment date.

The Company uses judgment to determine the recognition threshold and measurement attribute for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Any material interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Due to uncertainty surrounding the realization of the favorable tax attributes in future tax returns the Company has recorded a full valuation allowance against otherwise realizable net deferred tax assets as of December 31, 2013 and 2012.

Financial Instruments Indexed to and Potentially Settled in the Company's Common Stock
Financial Instruments Indexed to and Potentially Settled in the Company's Common Stock — The Company evaluates all financial instruments issued in connection with its equity offerings when determining the proper accounting treatment for such instruments in the Company's financial statements. The Company considers a number of generally accepted accounting principles to determine such treatment and evaluates the features of the instrument to determine the appropriate accounting treatment. The Company utilizes the Black-Scholes method or other appropriate methods to determine the fair value of its derivative financial instruments. Key valuation factors in determining the fair value include, but are not limited to, the current stock price as of the date of measurement, the exercise price, the remaining contractual life, expected volatility for the instrument and the risk-free interest rate. For financial instruments that are determined to be classified as liabilities on the balance sheet, changes in fair value are recorded as a gain or loss in the Company's statement of operations, with the corresponding amount recorded as an adjustment to the liability on its balance sheet.

Stock-Based Compensation

Stock-Based Compensation — The Company measures stock-based compensation cost at the accounting measurement date based on the fair value of the option, and recognizes the expense on a straight-line basis over the requisite service period of the option, which is typically the vesting period. The Company estimates the fair value of each option using a Black-Scholes option pricing model that takes into account the fair value of its common stock, the exercise price, the expected life of the option, the expected volatility of the Company's common stock, expected dividends on the Company's common stock, and the risk-free interest rate over the expected life of the option. Due to its limited history, the Company uses the simplified method described in the SEC's Staff Accounting Bulletin No. 107, Share-Based Payment, to determine the expected life of the option grants. The Company's estimate of expected volatility is based on a review of the historical volatility of similar publicly held companies in the biotechnology field over a period commensurate with the option's expected term. The Company has never declared or paid any cash dividends on its common stock and does not expect to do so in the foreseeable future. Accordingly, the Company utilizes an expected dividend yield of zero. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant valuation for a period commensurate with the option's expected term. These assumptions are highly subjective and changes in them could significantly impact the value of the option and hence the related compensation expense.

The Company applies an estimated forfeiture rate to current period expense to recognize compensation expense only for those awards expected to vest. Estimated forfeitures are based upon historical data, adjusted for known trends, and will be adjusted if actual forfeitures differ or are expected to differ from such estimates. Subsequent changes in estimated forfeitures are recognized through a cumulative adjustment in the period of change and also will impact the amount of stock-based compensation expense in future periods.

Stock-based compensation expense for options granted to consultants is also determined based upon the fair value of the options issued, as determined by the Black-Scholes option pricing model. However, the unvested portion of such option grants is re-measured at each reporting period, until such time as the award is fully vested.

Net (Loss) Income Per Common Share

Net (Loss) Income Per Common Share — Net (loss) income per common share is calculated using the two-class method, which is an earnings allocation formula that determines net (loss) income per share for the holders of the Company's common shares and participating securities. All of the Company's series of preferred stock contain participation rights in any dividend paid by the Company and are deemed to be participating securities. Net income available to common shareholders and participating preferred shares is allocated to each share on an as-converted basis as if all of the earnings for the period had been distributed. The participating securities do not include a contractual obligation to share in losses of the Company and are not included in the calculation of net loss per share in the periods that have a net loss.

Diluted net income per share is computed using the more dilutive of (a) the two-class method, or (b) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights and then to common and preferred stockholders based on ownership interests. The weighted-average number of common shares outstanding gives effect to all potentially dilutive common equivalent shares, including outstanding stock options, warrants, and potential issuance of stock upon the issuance of the Company's series A-6 convertible preferred stock ("Series A-6") as settlement of the liability to Nordic Bioscience ("Nordic"). Common equivalent shares are excluded from the computation of diluted net income per share if their effect is anti-dilutive.

Comprehensive (Loss) Income
Comprehensive (Loss) Income — Comprehensive (loss) income refers to revenues, expenses, gains and losses that are excluded from net income, as these amounts are recorded directly as an adjustment to stockholders' deficit, net of tax. The Company's other comprehensive (loss) income is comprised of unrealized gains (losses) on its available-for-sale securities.

New Accounting Pronouncements

Accounting Standards Updates — In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists ("ASU 2013-11"). ASU 2013-11 clarifies guidance and eliminates diversity in practice on the presentation of unrecognized tax benefits when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists at the reporting date. The amendments under ASU 2013-11 are effective for interim and annual fiscal periods beginning after December 15, 2013, with early adoption permitted. The Company does not expect adoption of ASU 2013-11 will have a material impact on its results of operations, financial position, or cash flows.

In December 2013, the FASB issued Accounting Standards Update No. 2013-12, Definition of a Public Business Entity ("ASU 2013-12"). ASU 2013-12 amends the Master Glossary of the FASB Accounting Standards Codification to include one definition of public business entity for future use in GAAP. ASU 2013-12 does not affect existing requirements but will be used in considering the scope of new financial guidance and will identify whether the guidance does or does not apply to public business entities. There is no actual effective date for the amendment in ASU 2013-12 and the Company does not expect ASU 2013-12 will have a material impact on its results of operations, financial position or cash flows.

Recently Adopted Accounting Standards — In February 2013, FASB issued Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income ("ASU 2013-02"). Under ASU 2013-02, an entity is required to provide information about amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. The Company adopted ASU 2013-02 on January 1, 2013. Its adoption did not have a material impact on the Company's results of operations, financial position or cash flows.